Condensed Consolidated Interim Statements of Changes in Shareholders’ Deficit (Parentheticals)	Jun. 30, 2026 shares
Condensed Consolidated Interim Statements of Changes in Shareholders’ Deficit [Abstract]
Ordinary shares issued (in Shares)	1,600,250